American Century Investments®
Quarterly Portfolio Holdings
Multisector Income
June 30, 2026

Multisector Income Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 52.0%
Aerospace and Defense — 0.1%
Carpenter Technology Corp., 5.625%, 3/1/34(1)		100,000	100,049
Automobile Components — 0.8%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)		390,000	385,532
Goodyear Tire & Rubber Co., 8.875%, 7/15/32		365,000	368,409
			753,941
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30		200,000	210,859
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)		385,000	378,792
			589,651
Banks — 7.3%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)		200,000	179,999
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(1)		258,000	254,427
Bank of America Corp., VRN, 5.49%, 4/23/37		140,000	139,499
Bank of Montreal, VRN, 7.70%, 5/26/84		900,000	941,851
Bank of Nova Scotia, VRN, 8.00%, 1/27/84		415,000	438,052
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(1)		200,000	202,750
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)		215,000	210,947
Dresdner Funding Trust I, 8.15%, 6/30/31(1)		388,000	417,002
Fifth Third Bank NA, VRN, 5.33%, 8/25/33		385,000	384,967
FNB Corp., VRN, 5.72%, 12/11/30		277,000	279,318
Freedom Mortgage Corp., 6.625%, 1/15/27(1)		465,000	465,253
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)		242,000	250,963
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)		220,000	213,679
HBOS PLC, 6.00%, 11/1/33(1)		233,000	240,904
HSBC Holdings PLC, 6.50%, 9/15/37		377,000	408,441
Intesa Sanpaolo SpA, VRN, 6.01%, 6/29/37(1)		250,000	251,762
JPMorgan Chase & Co., VRN, 4.26%, 2/22/48		105,000	86,918
mBank SA, VRN, 4.78%, 9/25/35	EUR	200,000	234,354
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82		145,000	149,965
Toronto-Dominion Bank, VRN, 7.25%, 7/31/84		400,000	415,302
UWM Holdings LLC, 6.25%, 3/15/31(1)		91,000	81,172
Western Alliance Bancorp, VRN, 5.92%, (3-month SOFR plus 2.25%), 6/15/31		350,000	340,620
Zions Bancorp NA, 3.25%, 10/29/29		595,000	561,699
			7,149,844
Biotechnology — 0.2%
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)		200,000	208,652
Broadline Retail — 0.9%
Amazon.com, Inc., 4.55%, 3/13/33		500,000	492,044
Wayfair LLC, 6.75%, 11/15/32(1)		400,000	411,089
			903,133
Building Products — 0.6%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		455,000	424,158
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		51,000	51,342
Standard Industries, Inc., 4.375%, 7/15/30(1)		119,000	113,108
			588,608
Capital Markets — 4.4%
Apollo Debt Solutions BDC, 5.20%, 12/8/28(1)		235,000	231,525
Ares Strategic Income Fund, 5.70%, 3/15/28		106,000	105,881

Blackstone Private Credit Fund, 3.25%, 3/15/27	520,000	513,631
Blackstone Private Credit Fund, 5.95%, 7/16/29	259,000	259,173
Blue Owl Capital Corp., 3.40%, 7/15/26	420,000	419,705
Blue Owl Credit Income Corp., 7.75%, 9/16/27	160,000	163,493
Blue Owl Credit Income Corp., 7.75%, 1/15/29	420,000	433,095
Citadel Finance LLC, 5.90%, 2/10/30(1)	253,000	255,217
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	110,000	107,458
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	225,000	223,871
Golub Capital BDC, Inc., 2.05%, 2/15/27	181,000	177,080
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	301,049
Golub Capital Private Credit Fund, 5.45%, 8/15/28	231,000	228,531
HPS Corporate Lending Fund, 4.90%, 9/11/28	140,000	137,246
HPS Corporate Lending Fund, 6.25%, 9/30/29	96,000	96,684
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	398,000	388,883
Oaktree Strategic Credit Fund, 6.50%, 7/23/29	310,000	312,244
		4,354,766
Chemicals — 0.8%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	385,000	396,536
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	365,000	356,538
		753,074
Commercial Services and Supplies — 0.3%
GFL Environmental Holdings U.S., Inc., 5.625%, 7/1/31(1)	45,000	45,030
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	260,000	265,634
		310,664
Construction and Engineering — 0.3%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	315,000	257,087
Construction Materials — 0.2%
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	184,000	187,658
Consumer Finance — 0.7%
Navient Corp., 9.375%, 10/15/31	198,000	197,494
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	490,000	486,580
		684,074
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	140,000	136,968
Containers and Packaging — 0.1%
Owens-Brockway Glass Container, Inc., 9.50%, 6/1/33(1)	57,000	58,432
Diversified REITs — 2.8%
American Assets Trust LP, 3.375%, 2/1/31	480,000	438,994
Brandywine Operating Partnership LP, 8.30%, 3/15/28	350,000	365,475
Fibra SOMA Trust F/6185, 7.125%, 5/28/36(1)	304,000	301,340
Global Net Lease, Inc., 4.50%, 9/30/28(1)	475,000	463,177
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	155,000	151,983
Kilroy Realty LP, 3.05%, 2/15/30	65,000	60,058
Kilroy Realty LP, 2.50%, 11/15/32	65,000	53,973
Kilroy Realty LP, 5.875%, 10/15/35	285,000	281,808
Piedmont Operating Partnership LP, 6.875%, 7/15/29	23,000	24,012
Piedmont Operating Partnership LP, 2.75%, 4/1/32	18,000	15,431
Piedmont Operating Partnership LP, 5.625%, 1/15/33	385,000	383,458
Trust 2401, 7.70%, 1/23/32(1)	173,000	184,833
		2,724,542
Diversified Telecommunication Services — 1.9%
AT&T, Inc., 6.20%, 10/30/56	104,000	102,876
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	260,000	263,848
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	385,594	397,867

SE Cosmos LLC, 8.875%, 5/1/31(1)	220,000	226,357
Space Exploration Technologies Corp., 5.65%, 7/15/33(1)	256,000	254,548
Space Exploration Technologies Corp., 5.875%, 7/15/36(1)	256,000	252,757
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	223,000	225,531
Verizon Communications, Inc., VRN, 6.05%, 5/14/58	153,000	154,457
		1,878,241
Electric Utilities — 3.0%
Baltimore Gas & Electric Co., 6.05%, 6/1/56	100,000	103,239
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	200,000	196,048
Constellation Energy Generation LLC, 5.30%, 6/1/36	122,000	121,403
COX Asset Mexico SA de CV, 7.75%, 5/8/36(1)	285,000	291,840
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	428,000	424,255
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56	257,000	256,948
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79	500,000	499,058
NRG Energy, Inc., 6.125%, 5/15/36(1)	128,000	128,114
Southern Co. Gas Capital Corp., VRN, 6.05%, 9/15/56	101,000	101,165
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	276,000	285,973
VoltaGrid LLC, 7.375%, 11/1/30(1)	225,000	233,698
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	276,000	272,856
		2,914,597
Financial Services — 1.7%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	263,660
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	120,000	121,591
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)	250,000	246,682
Essent Group Ltd., 6.25%, 7/1/29	305,000	314,573
NMI Holdings, Inc., 6.00%, 8/15/29	305,000	311,600
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	241,000	244,386
Rocket Cos., Inc., 6.125%, 8/1/30(1)	105,000	106,853
Rocket Cos., Inc., 6.375%, 8/1/33(1)	90,000	91,639
		1,700,984
Food Products — 0.3%
Minerva Luxembourg SA, 7.50%, 4/22/36(1)	360,000	343,692
Gas Utilities — 0.4%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	200,000	195,681
Promigas SA ESP/Gases del Pacifico SAC, VRN, 7.75%, 6/24/56(1)	213,000	216,728
		412,409
Ground Transportation — 0.2%
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)	239,000	234,866
Health Care Equipment and Supplies — 0.4%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	393,000	401,586
Health Care Providers and Services — 0.7%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	395,000	389,086
CVS Health Corp., VRN, 7.00%, 3/10/55	152,000	157,874
Humana, Inc., VRN, 6.625%, 9/15/56	113,000	112,699
		659,659
Hotels, Restaurants and Leisure — 1.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	469,000	451,039
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	108,000	108,685
Carnival Corp. Ltd., 6.125%, 2/15/33(1)	458,000	463,769
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	100,000	101,438
		1,124,931
Household Durables — 0.6%
TopBuild Corp., 3.625%, 3/15/29(1)	285,000	285,000

Whirlpool Corp., 7.50%, 7/1/31(1)	305,000	309,407
		594,407
Independent Power and Renewable Electricity Producers — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	258,070	260,265
Insurance — 1.5%
Allianz SE, VRN, 6.35%, 9/6/53(1)	200,000	208,888
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	140,000	141,172
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	85,000	78,745
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	280,000	271,859
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	456,000	452,840
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	300,000	300,703
		1,454,207
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 4.60%, 11/15/32	455,000	447,546
Meta Platforms, Inc., 5.25%, 5/15/36	105,000	104,299
		551,845
IT Services — 0.2%
CoreWeave, Inc., 9.625%, 7/15/32(1)	203,000	200,219
Machinery — 0.6%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	279,000	278,271
Chart Industries, Inc., 7.50%, 1/1/30(1)	100,000	103,368
Chart Industries, Inc., 9.50%, 1/1/31(1)	184,000	192,786
		574,425
Media — 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	169,000	160,325
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)(2)	395,000	396,216
Cox Communications, Inc., 5.70%, 6/15/33(1)	507,000	498,615
Discovery Communications LLC, 3.95%, 3/20/28	262,000	242,926
Discovery Communications LLC, 4.125%, 5/15/29	211,000	209,050
Gray Media, Inc., 7.25%, 8/15/33(1)	265,000	261,170
Nexstar Media, Inc., 6.50%, 9/15/33(1)	278,000	278,168
Nexstar Media, Inc., 7.25%, 4/15/34(1)	283,000	282,560
Univision Communications, Inc., 7.375%, 6/30/30(1)	154,000	154,543
Univision Communications, Inc., 8.875%, 4/15/33(1)	255,000	251,202
		2,734,775
Metals and Mining — 0.8%
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	236,000	236,051
Commercial Metals Co., 5.75%, 11/15/33(1)	330,000	328,230
Mineral Resources Ltd., 6.00%, 5/1/32(1)	258,000	255,391
		819,672
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	215,000	210,247
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	762,000	790,571
		1,000,818
Multi-Utilities — 0.7%
CMS Energy Corp., VRN, 4.75%, 6/1/50	184,000	180,405
Sempra, VRN, 4.125%, 4/1/52	569,000	564,454
		744,859
Oil, Gas and Consumable Fuels — 6.5%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	244,000	245,515
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	260,000	266,653
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	56,000	55,161
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36(1)	113,000	113,499
Enbridge, Inc., VRN, 6.00%, 1/15/77	555,000	558,352

Energy Transfer LP, 5.95%, 5/15/54	285,000	272,981
Energy Transfer LP, VRN, 8.00%, 5/15/54	336,000	356,856
Eni SpA, 5.25%, 5/18/36(1)	200,000	196,761
Eni SpA, 6.00%, 5/18/56(1)	200,000	197,546
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	559,000	557,045
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78	252,000	251,242
Expand Energy Corp., 5.375%, 3/15/30	430,000	431,679
Matador Resources Co., 6.50%, 4/15/32(1)	428,000	430,564
NGPL PipeCo LLC, 5.60%, 8/15/36(1)	120,000	119,384
Occidental Petroleum Corp., 6.20%, 3/15/40	60,000	62,290
Occidental Petroleum Corp., 4.10%, 2/15/47	65,000	50,323
Ovintiv, Inc., 7.20%, 11/1/31	139,000	152,537
Ovintiv, Inc., 7.375%, 11/1/31	111,000	122,809
Ovintiv, Inc., 7.10%, 7/15/53	105,000	116,130
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	542,000	553,730
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	200,000	196,250
Rio Grande LNG LLC, 5.75%, 6/30/36(1)(3)	246,000	245,229
Sunoco LP, 7.00%, 5/1/29(1)	1,000	1,028
Transcanada Trust, VRN, 5.30%, 3/15/77	185,000	185,097
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	335,000	342,919
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	265,000	281,107
		6,362,687
Passenger Airlines — 1.5%
American Airlines Pass-Through Trust, Class B, 3.85%, 8/15/29	371,376	363,967
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	259,000	262,374
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)	150,000	148,806
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(1)	100,000	98,956
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	300,000	297,553
United Airlines Holdings, Inc., 5.375%, 3/1/31	270,000	268,398
		1,440,054
Personal Care Products — 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	495,000	481,859
Real Estate Management and Development — 0.3%
CBRE Services, Inc., 5.25%, 6/1/36	115,000	113,449
Essential Properties LP, 5.375%, 7/15/36	160,000	157,932
		271,381
Semiconductors and Semiconductor Equipment — 0.3%
Intel Corp., 5.30%, 5/15/36	130,000	129,409
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	200,000	206,355
		335,764
Software — 1.9%
AppLovin Corp., 5.375%, 12/1/31	260,000	263,712
Intuit, Inc., 4.95%, 6/15/31	175,000	175,034
Oracle Corp., 4.45%, 9/26/30	170,000	164,165
Oracle Corp., 4.95%, 2/4/31	160,000	156,677
Oracle Corp., 4.80%, 9/26/32	254,000	241,787
Oracle Corp., 5.35%, 5/4/33	230,000	223,480
ServiceNow, Inc., 5.05%, 5/15/33	245,000	244,817
ServiceNow, Inc., 5.40%, 5/15/36	60,000	59,997
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	343,000	346,154
		1,875,823
Specialized REITs — 0.3%
Crown Castle, Inc., 2.90%, 4/1/41	75,000	54,583
Crown Castle, Inc., 4.00%, 11/15/49	20,000	14,940

Crown Castle, Inc., 4.15%, 7/1/50		60,000	46,755
Crown Castle, Inc., 3.25%, 1/15/51		70,000	46,184
Iron Mountain, Inc., 6.25%, 1/15/35(1)		110,000	110,566
			273,028
Specialty Retail — 0.7%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)		26,000	26,675
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)		244,000	253,061
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)		390,000	390,366
			670,102
Technology Hardware, Storage and Peripherals — 0.0%
Dell International LLC/EMC Corp., 4.75%, 7/15/31		25,000	24,855
Trading Companies and Distributors — 0.8%
Herc Holdings, Inc., 7.25%, 6/15/33(1)		456,000	475,725
QXO Building Products, Inc., 6.875%, 7/15/34(1)		335,000	344,104
			819,829
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)		240,000	247,296
TOTAL CORPORATE BONDS (Cost $51,138,466)			51,170,278
ASSET-BACKED SECURITIES — 19.3%
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)		167,616	166,853
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)		261,000	259,585
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)		366,000	362,296
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)		157,127	156,189
AMCR ABS Trust, Series 2026-A, Class A, SEQ, 5.52%, 5/18/33(1)		201,538	201,795
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)		220,166	221,400
Avant Credit Card Master Trust, Series 2024-1A, Class B, 5.55%, 4/15/30(1)		233,000	232,917
Avant Loans Funding Trust, Series 2026-REV1, Class D, 5.56%, 5/15/36(1)		335,000	330,993
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A2, 5.15%, 1/25/56(1)		477,000	468,549
BHG Owner Loan Trust, Series 2026-1CON, Class D, 6.37%, 6/17/37(1)		300,000	300,895
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		150,903	144,478
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, SEQ, 5.86%, 12/20/55(1)		242,729	244,810
Canon Music Issuer Trust, Series 2026-1A, Class A, SEQ, 5.52%, 5/1/76(1)		276,000	275,611
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		56,208	55,699
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		479,526	460,948
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		486,000	491,068
CLI Funding VIII LLC, Series 2022-1A, Class B, 3.12%, 1/18/47(1)		378,413	342,621
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	139,659
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A23, SEQ, 5.44%, 2/25/56(1)		436,428	430,767
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		343,000	343,605
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		200,000	193,879
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		408,000	403,143
DataBank Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.81%, 2/25/56(1)		399,000	399,142
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)		191,000	176,578
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30(1)		393,000	387,793
FIP Master Funding LLC, Series 2026-1A, Class A5, SEQ, 5.39%, 3/15/56(1)		391,066	382,477
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)		121,476	121,113
Foundation Finance Trust, Series 2026-1A, Class D, 6.21%, 2/17/53(1)(3)		425,000	424,915
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)		154,963	127,723
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.23%, (30-day average SOFR plus 1.60%), 8/25/54(1)		167,458	168,020
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		92,818	94,625
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)		527,378	524,889
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1B, 5.21%, 4/25/56(1)		505,404	502,478
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)		214,840	216,340

LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	383,000	380,280
Luxury Lease Partners Auto Lease Trust, Series 2025-A, Class A, SEQ, 5.51%, 3/15/32(1)	176,430	175,954
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	366,220	368,751
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	187,077	188,016
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)	561,605	554,416
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)	326,000	324,314
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69%, 7/15/32(1)	232,000	232,337
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)	389,472	278,528
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	130,055	122,999
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	631,000	386,235
NP SPE IX LP, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)	5,826	5,778
Oportun Issuance Trust, Series 2026-A, Class D, 6.28%, 1/9/34(1)	442,000	439,836
Pagaya AI Debt Grantor Trust, Series 2026-4, Class B, 6.25%, 1/16/34(1)	246,000	246,977
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)	252,000	252,124
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)	430,000	426,534
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	475,000	478,080
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	179,000	177,589
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)	200,000	200,711
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class C, 5.69%, 1/25/35(1)	252,000	247,748
RNL PH Owner LLC, Series 2026-1A, Class C, 5.59%, 3/20/56(1)	391,558	381,148
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	340,000	331,819
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	306,232	310,479
Spur Rail I LLC, Series 2026-1A, Class A, SEQ, 5.45%, 4/17/56(1)	179,716	179,463
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	381,348	370,012
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	234,430	235,521
Towd Point Mortgage Trust, Series 2026-CES2, Class A1B, 4.92%, 2/25/66(1)	238,695	235,562
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	346,000	344,164
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	374,037	377,714
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	275,000	281,872
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	334,416	339,483
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	170,827	171,950
Westgate Resorts LLC, Series 2026-1A, Class C, 6.08%, 10/20/39(1)	232,390	232,193
TOTAL ASSET-BACKED SECURITIES (Cost $19,227,682)		19,032,440
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
Private Sponsor Collateralized Mortgage Obligations — 8.1%
A&D Mortgage Trust, Series 2026-NQM2, Class A2, 5.01%, 3/25/71(1)	194,326	191,666
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	508,158	501,186
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	108,476	109,193
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	190,643	190,893
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	84,305	84,279
Ellington Financial Mortgage Trust, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	228,000	228,833
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class B1, VRN, 7.27%, 6/25/65(1)	250,000	252,721
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	160,618	160,911
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	394,775	394,606
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	292,623	292,532
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	104,632	104,699
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	116,719	116,601
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	66,742	66,633
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	100	99
JP Morgan Mortgage Trust, Series 2025-11, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	343,801	343,249
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	232,447	231,756
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A2, VRN, 5.16%, 4/25/66(1)	491,000	483,630
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A2, 5.61%, 9/25/66(1)	515,456	513,848
JP Morgan Mortgage Trust, Series 2026-NQM3, Class A3, 5.84%, 10/25/66(1)	297,431	297,110

OBX Trust, Series 2025-NQM21, Class A1B, 4.99%, 10/25/65(1)	65,252	64,655
OBX Trust, Series 2025-NQM21, Class A2, 5.19%, 10/25/65(1)	456,763	452,790
OBX Trust, Series 2026-AHC1, Class AF, VRN, 5.38%, (30-day average SOFR plus 1.75%), 4/25/56(1)	270,029	271,361
PMT Loan Trust, Series 2025-CNF1, Class A8, SEQ, VRN, 5.00%, 10/25/56(1)	595,180	588,742
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(1)	373,658	373,064
Rate Mortgage Trust, Series 2026-J2, Class A27, VRN, 5.24%, (30-day average SOFR plus 1.65%), 7/25/56(1)	400,000	399,771
Sequoia Mortgage Trust, Series 2023-5, Class A1, VRN, 5.42%, 12/25/53(1)	322,518	317,218
Sequoia Mortgage Trust, Series 2025-6, Class A5, SEQ, VRN, 5.50%, 7/25/55(1)	206,702	206,337
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.23%, (30-day average SOFR plus 1.60%), 5/25/56(1)	396,597	396,635
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.03%, (30-day average SOFR plus 3.40%), 11/25/33(1)	44,506	44,683
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	290,304
		7,970,005
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	2,318,057	303,056
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	231,655	38,458
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	148,511	24,354
FNMA, Series 2023-R05, Class 1M1, VRN, 5.53%, (30-day average SOFR plus 1.90%), 6/25/43(1)	93,856	94,285
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	157,779	21,146
		481,299
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,460,632)		8,451,304
CONVERTIBLE PREFERRED SECURITIES — 6.7%
Banks — 5.9%
Banco Bilbao Vizcaya Argentaria SA, 9.375%	200,000	218,499
Banco Davivienda SA, 6.65%(1)	160,000	147,925
Banco de Credito e Inversiones SA, 8.75%(1)(2)	233,000	250,983
Banco Mercantil del Norte SA, 5.875%(1)	275,000	273,487
Banco Mercantil del Norte SA, 7.625%(1)	200,000	200,907
BNP Paribas SA, 8.50%(1)	705,000	743,754
Commerzbank AG, 7.50%	200,000	209,206
Credit Agricole SA, 4.75%(1)	234,000	227,223
HSBC Holdings PLC, 6.875%	400,000	411,270
ING Groep NV, 4.875%	568,000	550,091
Lloyds Banking Group PLC, 8.00%	458,000	489,002
Skandinaviska Enskilda Banken AB, 6.875%	600,000	611,290
Societe Generale SA, 9.375%(1)	230,000	242,486
Societe Generale SA, 10.00%(1)	225,000	245,646
Svenska Handelsbanken AB, 4.375%	400,000	397,836
Swedbank AB, 7.75%	600,000	634,598
		5,854,203
Capital Markets — 0.8%
UBS Group AG, 9.25%(1)	735,000	791,446
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $6,616,974)		6,645,649
PREFERRED SECURITIES — 3.6%
Banks — 1.3%
Bank of America Corp., 4.375%	245,000	244,201
Citigroup, Inc., 7.625%	508,000	528,069
KeyCorp, 5.00%	275,000	275,485
M&T Bank Corp., 5.125%	185,000	185,314
		1,233,069
Consumer Finance — 1.0%
Capital One Financial Corp., 3.95%(2)	270,000	269,277
Capital One Financial Corp., 5.50%	305,000	304,607

Sumisho Air Lease Corp., 8.26%	270,000	272,222
Synchrony Financial, 7.25%	95,000	94,465
		940,571
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp., 8.00%(1)	400,000	404,268
Multi-Utilities — 0.4%
Dominion Energy, Inc., 4.35%	446,000	443,908
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.625%	508,000	512,363
TOTAL PREFERRED SECURITIES (Cost $3,518,944)		3,534,179
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	509,000	380,808
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 5.90%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	172,000	2,254
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 6.59%, (1-month SOFR plus 2.96%), 11/15/34(1)(4)(5)	183,000	1,187
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	109,000	72,310
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, VRN, 5.56%, 11/5/42(1)	394,000	389,058
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	350,000	324,719
Citigroup Commercial Mortgage Trust, Series 2020-555, Class E, VRN, 3.62%, 12/10/41(1)	437,000	388,755
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.24%, (1-month SOFR plus 1.61%), 11/15/38(1)	235,000	232,920
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	169,000	134,935
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	120,000	120,308
Velocity Commercial Capital Loan Trust, Series 2025-5, Class M1, VRN, 5.94%, 12/25/55(1)	241,260	241,278
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, VRN, 5.89%, 2/25/56(1)	184,043	181,724
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	72,000	52,379
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,848,186)		2,522,635
BANK LOAN OBLIGATIONS(6) — 2.5%
Aerospace and Defense — 1.0%
TransDigm, Inc., 2025 Term Loan K, 3/22/30(7)	1,000,000	1,001,210
Automobile Components — 0.3%
Clarios Global LP, 2024 USD Term Loan B, 5/6/30(7)	295,000	295,646
Entertainment — 0.4%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.14%, (1-month SOFR plus 2.50%), 6/3/33	402,500	403,112
Passenger Airlines — 0.4%
American Airlines, Inc., 2024 1st Lien Term Loan B, 5.94%, (6-month SOFR plus 2.25%), 2/15/28	393,600	390,549
Pharmaceuticals — 0.4%
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 5/5/28(7)	400,000	401,554
TOTAL BANK LOAN OBLIGATIONS (Cost $2,492,584)		2,492,071
MUNICIPAL SECURITIES — 2.0%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00%, 12/15/30 (1)	855,000	843,630
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1)	445,000	443,879
Montana Facility Finance Authority Rev., (State John's Lutheran Ministries, Inc. Obligated Group), 7.12%, 5/15/31 (3)	105,000	104,811
Point Clear Club Improvement District Special Assessment, (Point Clear Club Improvement District/The - Assessment Area Rev.), 8.125%, 6/1/36 (1)	500,000	500,555
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	20,000	20,337
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	25,000	25,494
TOTAL MUNICIPAL SECURITIES (Cost $1,949,985)		1,938,706
U.S. TREASURY SECURITIES — 1.3%
U.S. Treasury Notes, 3.875%, 6/15/28(8)	900,000	895,201
U.S. Treasury Notes, 4.875%, 10/31/30(8)	400,000	410,594

TOTAL U.S. TREASURY SECURITIES (Cost $1,300,803)		1,305,795
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Argentina — 0.4%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.05%, 5/13/36(1)	400,000	392,900
Mexico — 0.3%
Mexico Government International Bonds, 6.25%, 8/27/37	335,000	335,434
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $724,205)		728,334
COLLATERALIZED LOAN OBLIGATIONS — 0.1%
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.88%, (1-month SOFR plus 2.26%), 9/15/35(1) (Cost $52,874)	53,074	53,075
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,791	41,791
State Street Navigator Securities Lending Government Money Market Portfolio(9)	1,016,250	1,016,250
		1,058,041
Repurchase Agreements — 2.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $2,479,784), at 3.65%, dated 6/30/26, due 7/1/26 (Delivery value $2,431,246)		2,431,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,489,041)		3,489,041
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $101,820,376)		101,363,507
OTHER ASSETS AND LIABILITIES — (2.9)%		(2,882,559)
TOTAL NET ASSETS — 100.0%		$98,480,948

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	142,647	CAD	198,619	Citibank NA	9/16/26	$2,130
USD	249,044	EUR	214,039	Morgan Stanley & Co. LLC	9/16/26	3,708
GBP	1,024,621	USD	1,357,702	Morgan Stanley & Co. LLC	9/16/26	1,400
USD	1,361,550	GBP	1,015,113	Citibank NA	9/16/26	15,060
						$22,298

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	2	September 2026	$412,265	$(285)
U.S. Treasury 5-Year Notes	18	September 2026	1,926,844	692
U.S. Treasury 10-Year Notes	65	September 2026	7,142,891	19,920
U.S. Treasury 10-Year Ultra Notes	112	September 2026	12,596,500	89,085
U.S. Treasury Long Bonds	3	September 2026	340,500	3,166
U.S. Treasury Ultra Bonds	17	September 2026	1,974,656	30,237
			$24,393,656	$142,815
^Amount represents value and unrealized appreciation (depreciation).

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.98%	1/2/31	BRL	7,000,000	$(67,383)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BAM	–	Build America Mutual Assurance Corp.
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $64,600,002, which represented 65.6% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $976,244. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $827,984.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,016,250.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$51,170,278	—
Asset-Backed Securities	—	19,032,440	—
Collateralized Mortgage Obligations	—	8,451,304	—
Convertible Preferred Securities	—	6,645,649	—
Preferred Securities	—	3,534,179	—
Commercial Mortgage-Backed Securities	—	2,522,635	—
Bank Loan Obligations	—	2,492,071	—
Municipal Securities	—	1,938,706	—
U.S. Treasury Securities	—	1,305,795	—
Sovereign Governments and Agencies	—	728,334	—
Collateralized Loan Obligations	—	53,075	—
Short-Term Investments	$1,058,041	2,431,000	—
	$1,058,041	$100,305,466	—
Other Financial Instruments
Futures Contracts	$143,100	—	—
Forward Foreign Currency Exchange Contracts	—	$22,298	—
	$143,100	$22,298	—

Liabilities
Other Financial Instruments
Futures Contracts	$285	—	—
Swap Agreements	—	$67,383	—
	$285	$67,383	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.